Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Comprehensive income (loss):
Net earnings	$ 51,007	$ 126,100
Change in pension and postretirement benefits (net of income tax of $2,423 and ($19,528), respectively)	(7,401)	60,153
Total	$ 43,606	$ 186,253